Note 17 - Share-based Payments - Option Activity (Details)	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 08, 2017 CAD ($)	Feb. 29, 2016 CAD ($)
Statement Line Items [Line Items]
Weighted average exercise price, outstanding	$ 2.58	$ 1.25	$ 1.81	$ 2.59	$ 2.58	$ 2.59	$ 13.52
Outstanding at beginning of year	1,427,288	2,284,388	1,424,788	454,151	454,151
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.77	$ 1.75	$ 1.69	$ 1.69
Number of share options granted in share-based payment arrangement		2,173,523	1,121,500	1,300,400	1,300,400
Weighted average exercise price, exercised		$ 0.77
Options, exercised		(4,167)
Weighted average exercise price, forfeited	$ 11.50	$ 1.84	$ 1.89	$ 13.29	$ 13.27
Options, forfeited	(2,500)	(407,067)	(199,800)	(187,638)	(190,138)
Weighted average exercise price, expired			$ 18.06	$ 15.38	$ 15.38
Options, expired			(62,100)	(139,625)	(139,625)
Outstanding at end of year	1,424,788	4,046,677	2,284,388	1,427,288	1,424,788
Exercisable at end of year	$ 6.44	$ 1.56	$ 1.92	$ 6.49	$ 6.44
Exercisable at end of year	238,482	1,613,200	591,113	240,982	238,482
Corporation stock option plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	0				0
Options, exercised		(4,167)	0		0
Weighted average fair value of the options granted to employees and directors of the Corporation	$ 1.40	$ 0.51	$ 1.22	$ 1.40	$ 1.40